                                              UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                      WASHINGTON, D.C. 20549

                                                     FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

                                  BBH TRUST
  BBH Core Select
  BBH International Equity Fund
                                  BBH Broad Market Fund

             (Exact name of Registrant as specified in charter)

             140 Broadway,
             New York, NY  10005
             (Address of principal executive offices)

             Corporation Services Company,
             2711 Centerville Road, Suite 400, Wilmington,
             DE, 19808
             (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: JULY 31, 2009

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
July 31, 2009 (unaudited)

Shares		Value
	COMMON STOCKS (93.3%)
	CONSUMER DISCRETIONARY (8.8%)
117,450	Bed, Bath & Beyond, Inc.	$ 4,081,388
514,675	Comcast Corp. (Class A)	7,648,070
184,036	Liberty Global, Inc. (Series C)1	3,835,310
443,550	Liberty Media Corp. - Interactive A1	2,954,043
	Total Consumer Discretionary	18,518,811

	CONSUMER STAPLES (28.0%)
157,180	Cadbury, Plc. ADR	6,213,325
147,300	Coca-Cola Co.	7,341,432
132,304	Costco Wholesale Corp.	6,549,048
96,125	Diageo, Plc. ADR	5,996,277
271,700	Nestle SA ADR	11,161,436
99,025	PepsiCo, Inc.	5,619,669
220,425	Walgreen Co.	6,844,196
181,629	Wal-Mart Stores, Inc.	9,059,655
	Total Consumer Staples	58,785,038

	ENERGY (6.7%)
105,175	Occidental Petroleum Corp.	7,503,184
160,725	XTO Energy, Inc.	6,465,967
	Total Energy	13,969,151

	FINANCIALS (13.3%)
134	Berkshire Hathaway, Inc. (Class A)1	12,998,000
174,775	Chubb Corp.	8,071,110
431,025	Progressive Corp.1	6,715,369
	Total Financials	27,784,479

	HEALTH CARE (6.2%)
167,500	Dentsply International, Inc.	5,586,125
160,675	Novartis AG ADR	7,329,994
	Total Health Care	12,916,119

	INDUSTRIALS (8.6%)
94,675	W.W. Grainger, Inc.	8,512,229
341,650	Waste Management, Inc.	9,603,782
	Total Industrials	18,116,011

	INFORMATION TECHNOLOGY (17.7%)
122,975	Automatic Data Processing, Inc.	4,580,819
428,815	Dell, Inc.1	5,737,545

Shares		Value
	COMMON STOCKS (continued)
	INFORMATION TECHNOLOGY (continued)
521,650	eBay, Inc.1	$ 11,085,062
250,000	Intuit, Inc.1	7,425,000
351,263	Microsoft Corp.	8,261,706
	Total Information Technology	37,090,132

	MATERIALS (4.0%)
48,600	Ecolab, Inc.	2,017,386
135,000	Vulcan Materials Co.	6,409,800
	Total Materials	8,427,186
	TOTAL COMMON STOCKS (Identified cost $204,353,039)	195,606,927

TOTAL INVESTMENTS (Identified cost $204,353,039)2	93.3%	$ 195,606,927
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	6.7	14,018,846
NET ASSETS	100.0%	$ 209,625,773

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $204,353,039, the aggregate gross unrealized appreciation is $10,071,454 and the aggregate gross unrealized depreciation is $18,817,566, resulting in net unrealized depreciation of $8,746,112.

Abbreviations:
ADR – American Depositary Receipt.

FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair
Value Measurements ("FAS 157"), effective November 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

  —Level 1 – quoted prices in active markets for identical investments.

—Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments, at value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of 07/31/2009
Consumer Discretionary	$ 18,518,811	-	-	$ 18,518,811
Consumer Staples	58,785,038	-	-	58,785,038
Energy	13,969,151	-	-	13,969,151
Financials	27,784,479	-	-	27,784,479
Health Care	12,916,119	-	-	12,916,119
Industrials	18,116,011	-	-	18,116,011
Information Technology	37,090,132	-	-	37,090,132
Materials	8,427,186	-	-	8,427,186
Total	$195,606,927	-	-	$195,606,927

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc. Date of first use: 9/09

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
July 31, 2009 (unaudited)

Shares		Value
	COMMON STOCKS 96.4%
	AUSTRALIA (7.3%)
	CONSUMER STAPLES
1,145,957	Foster's Group, Ltd.	$ 5,145,711
186,544	Wesfarmers, Ltd.	4,014,802
		9,160,513
	ENERGY
172,633	Woodside Petroleum, Ltd.	6,564,759
	FINANCE
480,000	Lend Lease Corp., Ltd.	3,096,198
230,497	National Australia Bank, Ltd.	4,667,824
		7,764,022
	MATERIALS
482,187	Amcor, Ltd.	1,990,563
	TELECOMMUNICATION SERVICES
2,243,352	Telstra Corp., Ltd.	6,594,936
	Total Australia	32,074,793

	BELGIUM (0.3%)
	FINANCE
305,017	Fortis1	1,191,583
112,376	Fortis NPV1	161
	Total Belgium	1,191,744

	BRAZIL (0.9%)
	ENERGY
121,000	Petroleo Brasileiro SA ADR	4,077,700
	Total Brazil	4,077,700

	DENMARK (1.0%)
	HEALTH CARE
75,300	Novo Nordisk AS	4,404,140
	Total Denmark	4,404,140

	FINLAND (0.4%)
	MATERIALS
165,742	UPM-Kymmene Oyj	1,744,617
	Total Finland	1,744,617

	FRANCE (10.3%)
	CONSUMER STAPLES
145,826	Carrefour SA	6,855,858
90,544	Groupe Danone	4,865,622
55,000	L'Oreal SA	4,774,279
		16,495,759
	DIVERSIFIED OPERATIONS
61,000	LVMH Moet Hennessy Louis Vuitton SA	5,510,606
	ENERGY
115,332	Total SA	6,431,574
	FINANCE
57,305	Societe Generale	3,680,867
	HEALTH CARE
83,000	Essilor International SA	4,609,071

Shares		Value
	COMMON STOCKS (continued)
	FRANCE (continued)
	INDUSTRIALS
102,901	Compagnie de Saint-Gobain	$ 4,191,994
	TELECOMMUNICATION SERVICES
181,530	France Telecom SA	4,538,836
	Total France	45,458,707

	GERMANY (4.6%)
	CONSUMER DISCRETIONARY
106,000	Adidas AG	4,492,130
	INFORMATION TECHNOLOGY
107,000	SAP AG	5,044,516
	TELECOMMUNICATION SERVICES
374,611	Deutsche Telekom AG	4,807,862
	UTILITIES
71,282	RWE AG	6,034,456
	Total Germany	20,378,964

	HONG KONG (7.5%)
	CONSUMER STAPLES
355,000	Esprit Holdings, Ltd.	2,539,591
	DIVERSIFIED OPERATIONS
670,000	Hutchison Whampoa, Ltd.	4,972,972
	ENERGY
4,650,000	CNOOC, Ltd.	6,220,439
	FINANCE
794,500	Wharf Holdings, Ltd.	3,724,124
	TELECOMMUNICATION SERVICES
370,000	China Mobile, Ltd.	3,867,279
	UTILITIES
625,000	CLP Holdings, Ltd.	4,236,890
2,100,000	Hong Kong & China Gas Co., Ltd.	4,646,588
466,000	Hongkong Electric Holdings	2,559,196
		11,442,674
	Total Hong Kong	32,767,079

	ITALY (1.6%)
	FINANCE
1,232,670	Intesa Sanpaolo SpA1	4,597,212
809,448	UniCredito Italiano SpA	2,388,396
	Total Italy	6,985,608

	JAPAN (28.4%)
	CONSUMER DISCRETIONARY
194,000	Denso Corp.	5,714,539
113,000	Honda Motor Co., Ltd.	3,635,244
14,000	Nintendo Co., Ltd.	3,783,823
195,000	Sekisui House, Ltd.	1,835,810
84,900	Toyota Motor Corp.	3,577,299
		18,546,715
	CONSUMER STAPLES
220,000	Hoya Corp.	5,328,928
237,000	Kao Corp.	5,385,997

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (continued)
	CONSUMER STAPLES (continued)
190,000	Seven & I Holdings Co., Ltd.	$ 4,470,424
43,000	Shimamura Co., Ltd.	3,889,333
		19,074,682
	ENERGY
250	INPEX Corp.	1,908,078
	FINANCE
235,000	Aeon Mall Co., Ltd.	4,956,621
85,000	Daito Trust Construction Co., Ltd.	4,202,829
268,000	Mitsubishi Estate Co., Ltd.	4,453,159
270,800	Tokio Marine Holdings, Inc.	7,851,417
		21,464,026
	HEALTH CARE
127,400	Astellas Pharma, Inc.	4,859,434
200,000	Chugai Pharmaceutical Co., Ltd.	3,670,048
259,100	Takeda Pharmaceutical Co., Ltd.	10,487,105
		19,016,587
	INDUSTRIALS
140,000	Daikin Industries, Ltd.	5,110,513
54,000	Fanuc, Ltd.	4,422,943
35,600	Hirose Electric Co., Ltd.	4,003,269
21,505	Keyence Corp.	4,243,436
76,000	Secom Co., Ltd.	3,260,118
548	West Japan Railway Co.	1,752,610
		22,792,889
	INFORMATION TECHNOLOGY
311,200	Canon, Inc.	11,667,640
		11,667,640
	MATERIALS
62,500	Nitto Denko Corp.	2,027,825
90,000	Shin-Etsu Chemical Co., Ltd.	4,843,217
		6,871,042
	TELECOMMUNICATION SERVICES
704	KDDI Corp.	3,725,412
	Total Japan	125,067,071

	NETHERLANDS (1.1%)
	CONSUMER DISCRETIONARY
266,518	Reed Elsevier NV	2,792,638
	FINANCE
167,957	ING Groep NV	2,166,333
	Total Netherlands	4,958,971

	NEW ZEALAND (0.3%)
	TELECOMMUNICATION SERVICES
805,769	Telecom Corp. of New Zealand, Ltd.	1,487,969
	Total New Zealand	1,487,969

	SINGAPORE (4.1%)
	FINANCE
675,000	DBS Group Holdings, Ltd.	6,511,279
534,176	Oversea-Chinese Banking Corp., Ltd.	2,895,834

Shares		Value
	COMMON STOCKS (continued)
	SINGAPORE (continued)
	FINANCE (continued)
229,000	United Overseas Bank, Ltd.	$ 2,805,796
		12,212,909
	INDUSTRIALS
78,800	Jardine Matheson Holdings, Ltd.	2,272,642
	TELECOMMUNICATION SERVICES
1,518,000	Singapore Telecommunications, Ltd.	3,691,808
	Total Singapore	18,177,359

	SOUTH AFRICA (0.4%)
	ENERGY
49,580	Sasol, Ltd.	1,772,728
	Total South Africa	1,772,728

	SPAIN (5.0%)
	CONSUMER DISCRETIONARY
72,000	Inditex SA	3,878,615
	FINANCE
310,992	Banco Santander Central Hispano SA	4,505,303
	TELECOMMUNICATION SERVICES
282,918	Telefonica SA	7,066,323
	UTILITIES
764,883	Iberdrola SA	6,572,732
	Total Spain	22,022,973

	SWEDEN (1.1%)
	CONSUMER DISCRETIONARY
82,000	Hennes & Mauritz AB (B Shares)	4,894,068
	Total Sweden	4,894,068

	SWITZERLAND (6.7%)
	CONSUMER STAPLES
107,800	Nestle SA	4,442,523
	HEALTH CARE
39,100	Alcon, Inc.	4,989,160
165,000	Nobel Biocare Holding AG	3,922,046
257,984	Novartis AG	11,798,792
		20,709,998
	INDUSTRIALS
3,600	SGS SA	4,265,950
	Total Switzerland	29,418,471

	TAIWAN (1.1%)
	ELECTRONICS
550,000	Taiwan Semiconductor Manufacturing Co., Ltd.	987,117
176,334	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,846,217
		2,833,334
	TELECOMMUNICATION SERVICES
106,040	Chunghwa Telecom Co., Ltd. ADR	1,851,458
	Total Taiwan	4,684,792

Shares		Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (14.3%)
	CONSUMER DISCRETIONARY
454,646	Compass Group, Plc.	$ 2,443,392
	CONSUMER STAPLES
89,000	Reckitt Benckiser, Plc.	4,273,015
706,000	Tesco, Plc.	4,323,496
261,117	Unilever, Plc.	6,891,570
1,025,000	WM Morrison Supermarkets, Plc.	4,607,025
		20,095,106
	ENERGY
495,551	BG Group, Plc.	8,267,044
770,489	BP, Plc.	6,421,372
55,000	Cairn Energy, Plc.1	2,200,913
227,817	Royal Dutch Shell, Plc. (A Shares)	5,997,689
		22,887,018
	FINANCE
229,350	Aviva, Plc.	1,342,716
	HEALTH CARE
377,565	GlaxoSmithKline, Plc.	7,237,289
552,000	Smith & Nephew, Plc.	4,372,079
		11,609,368
	TELECOMMUNICATION SERVICES
113,293	Vodafone Group, Plc.	232,301
	UTILITIES
1,095,000	Centrica, Plc.	4,028,843
	Total United Kingdom	62,638,744
	TOTAL COMMON STOCKS (identified cost $396,408,660)	424,206,498

Principal Amount
	SHORT-TERM INVESTMENT (3.0%)
$13,000,000	Societe Generale Time Deposit 0.150% 08/03/09	13,000,000
	TOTAL SHORT-TERM INVESTMENT (Identified cost $13,000,000)	13,000,000

TOTAL INVESTMENTS (Identified cost $409,408,660)2	99.4%	$437,206,498
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	0.6	2,640,059
NET ASSETS	100.0%	$439,846,557

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $409,408,660, the aggregate gross unrealized appreciation is $64,916,100 and the aggregate gross unrealized depreciation is $37,118,263, resulting in net unrealized appreciation of $27,797,837.

Abbreviations:
ADR – American Depositary Receipt.

FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair
Value Measurements ("FAS 157"), effective November 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

  —Level 1 – quoted prices in active markets for identical investments.

—Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments, at value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of 07/31/2009
Australia	$ -	$32,074,793	-	$ 32,074,793
Belgium	-	1,191,744	-	1,191,744
Brazil	4,077,700	-	-	4,077,700
Denmark	-	4,404,140	-	4,404,140
Finland	-	1,744,617	-	1,744,617
France	-	45,458,707	-	45,458,707
Germany	-	20,378,964	-	20,378,964
Hong Kong	-	32,767,079	-	32,767,079
Italy	-	6,985,608	-	6,985,608
Japan	-	125,067,071	-	125,067,071
Netherlands	-	4,958,971	-	4,958,971
New Zealand	-	1,487,969	-	1,487,969
Singapore	-	18,177,359	-	18,177,359
South Africa	-	1,772,728	-	1,772,728
Spain	-	22,022,973	-	22,022,973
Sweden	-	4,894,068	-	4,894,068
Switzerland	4,989,160	24,429,311	-	29,418,471
Taiwan	3,697,675	987,117	-	4,684,792
United Kingdom	-	62,638,744	-	62,638,744
Short-Term Investment	-	13,000,000	-	13,000,000
Total	$12,764,535	$424,441,963	-	$437,206,498

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc. Date of first use: 9/09

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS
July 31, 2009 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (14.1%)
$ 750,000	Advanta Business Card Master Trust 2007-D1A1,2	01/22/13	1.689%	$ 15,000
10,400,000	American Express Credit Account Master Trust 2006-2	01/15/14	5.350	10,863,477
2,750,000	American Express Credit Account Master Trust 2008-42	11/15/16	1.688	2,733,135
2,750,000	American Express Credit Account Master Trust 2008-92	04/15/16	1.888	2,760,516
12,500,000	Banc of America Credit Card Trust 2007-A8	11/17/14	5.590	13,095,970
2,875,000	Banc of America Securities Auto Trust 2006-G1	12/20/10	5.170	2,893,971
8,000,000	Bank of America Auto Trust 2009-1A1	07/15/13	2.670	8,002,822
100,558	Capital One Auto Finance Trust 2005-BSS	12/15/10	4.480	100,639
2,000,000	Capital One Multi-Asset Execution Trust 2007-A9	08/15/12	4.950	2,016,436
465,000	Chase Issuance Trust 2007-A3	04/15/19	5.230	471,363
6,800,000	Chase Issuance Trust 2008-A102	08/17/15	1.038	6,655,559
6,495,000	Chase Issuance Trust 2008-A11	07/15/15	5.400	6,888,523
3,750,000	Chrysler Financial Auto Securitization Trust 2009-A	06/15/11	1.850	3,751,397
14,000,000	Citibank Credit Card Issuance Trust 2009-A4	06/23/16	4.900	14,237,777
4,500,000	CNH Equipment Trust 2009-A	10/17/11	4.060	4,559,822
500,000	CNH Equipment Trust 2009-B	03/15/13	2.970	503,560
3,811,788	Connecticut RRB Special Purpose Trust CL&P 2001-1	12/30/11	6.210	3,956,649
315,079	Credit-Based Asset Servicing and Securitization LLC 2003-CB32	12/25/32	2.879	185,323
147,456	Daimler Chrysler Auto Trust 2006-D	02/08/11	4.980	148,807
7,850,000	Ford Credit Auto Owner Trust 2009-B	08/15/13	2.790	7,877,338
58,089	Honda Auto Receivables Owner Trust 2006-1	07/18/11	5.080	59,371
1,402,870	Honda Auto Receivables Owner Trust 2007-2	05/23/11	5.460	1,428,219
4,000,000	Honda Auto Receivables Owner Trust 2008-1	01/18/12	4.470	4,113,188
8,000,000	Honda Auto Receivables Owner Trust 2009-3	05/15/13	2.310	7,998,837
244,169	Household Automotive Trust 2006-1	06/17/11	5.430	247,891
894,797	Hyundai Auto Receivables Trust 2008-A	05/16/11	4.160	904,499
3,250,000	John Deere Owner Trust 2009-A	09/15/11	1.960	3,254,689
5,000,000	John Deere Owner Trust 2009-A	10/15/13	2.590	5,005,615
1,090,929	Nissan Auto Receivables Owner Trust 2006-B	11/15/11	5.220	1,110,122
1,647,054	Nissan Auto Receivables Owner Trust 2008-B	10/15/10	3.800	1,658,187
4,000,000	Nissan Auto Receivables Owner Trust 2009-1	04/15/11	3.920	4,056,864
206,007	SLM Student Loan Trust 2005-92	01/25/19	0.554	205,792
3,641,325	USAA Auto Owner Trust 2006-2	02/15/12	5.370	3,736,260
4,500,000	USAA Auto Owner Trust 2008-1	04/16/12	4.160	4,579,376
350,000	Wachovia Auto Owner Trust 2005-B	11/20/12	4.930	354,540
	Total Asset Backed Securities
	(Identified cost $130,154,720)			130,431,534

	CORPORATE BONDS (76.5%)
	AGRICULTURE (2.4%)
7,000,000	Archer Daniels Midland Co.	03/01/13	7.125	7,979,755
7,000,000	Philip Morris International, Inc.	05/16/13	4.875	7,395,437

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	AGRICULTURE (continued)
$ 6,535,000	Reynolds American, Inc.	07/15/10	6.500%	$ 6,691,069
				22,066,261
	BANKING (0.5%)
2,038,720	FNBC 1993-A Pass Through Trust	01/05/18	8.080	2,252,011
2,100,000	Wells Fargo & Co.	12/09/11	3.000	2,166,303
				4,418,314
	BEVERAGES (4.1%)
9,500,000	Bottling Group LLC	03/15/14	6.950	11,033,272
7,000,000	Coca-Cola Co.	03/15/14	3.625	7,214,340
6,825,000	Coca-Cola Enterprises, Inc.	03/01/12	3.750	7,095,202
7,000,000	Diageo Finance BV	04/01/13	5.500	7,483,833
185,000	PepsiAmericas, Inc.	05/31/11	5.625	197,597
5,000,000	PepsiAmericas, Inc.	02/15/14	4.375	5,150,745
				38,174,989
	DIVERSIFIED FINANCIAL SERVICES (8.3%)
10,000,000	Citigroup, Inc.	07/12/12	2.125	10,037,840
20,000,000	Citigroup, Inc.	12/10/12	2.250	20,052,040
3,000,000	GMAC, Inc.	12/19/12	2.200	3,008,910
1,500,000	Goldman Sachs Group, Inc.	07/15/11	1.625	1,510,947
9,000,000	Goldman Sachs Group, Inc.	05/01/14	6.000	9,752,292
7,000,000	IBM International Group Capital LLC	10/22/12	5.050	7,497,707
8,000,000	John Deere Capital Corp.	09/09/13	4.900	8,481,024
9,000,000	JP Morgan Chase & Co.	05/01/13	4.750	9,401,463
365,000	Travelers Cos., Inc.	06/15/12	5.375	383,743
6,253,000	Unilever Capital Corp.	11/01/10	7.125	6,660,577
				76,786,543
	FOOD (4.5%)
5,000,000	Campbell Soup Co.	02/15/11	6.750	5,393,750
7,429,000	General Mills, Inc.	02/15/12	6.000	8,033,542
7,500,000	General Mills, Inc.	09/10/12	5.650	8,150,392
6,000,000	Kellogg Co.	04/01/11	6.600	6,453,474
12,550,000	Kroger Co.	04/01/11	6.800	13,396,661
				41,427,819
	HEALTHCARE PRODUCTS (0.5%)
5,150,000	Amgen, Inc.	11/18/09	4.000	5,211,671

	HEALTHCARE SERVICES (2.4%)
2,000,000	UnitedHealth Group, Inc.	03/15/11	5.250	2,068,276
5,000,000	UnitedHealth Group, Inc.	11/15/12	5.500	5,242,260
14,164,000	WellPoint, Inc.	08/01/12	6.800	15,000,030
				22,310,566
	HOUSEHOLD PRODUCTS / WARES (0.6%)
5,000,000	Kimberly-Clark Corp.	02/15/12	5.625	5,327,220

	INDUSTRIALS (7.7%)
12,400,000	3M Co.	11/01/11	4.500	13,226,658

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INDUSTRIALS (continued)
$ 5,900,000	Emerson Electric Co.	08/15/10	7.125%	$ 6,228,270
5,000,000	Emerson Electric Co.	05/01/13	4.500	5,251,225
7,000,000	General Dynamics Corp.	02/01/14	5.250	7,577,311
3,000,000	Goodrich Corp.	12/15/12	7.625	3,315,480
13,527,000	Lockheed Martin Corp.	03/14/13	4.121	13,897,248
3,000,000	Northrop Grumman Corp.	08/01/14	3.700	3,018,966
6,900,000	Northrop Grumman Systems Corp.	02/15/11	7.125	7,399,560
7,020,000	Raytheon Co.	01/15/11	4.850	7,299,200
4,250,000	United Technologies Corp.	05/15/12	6.100	4,673,168
				71,887,086
	INFORMATION TECHNOLOGY (3.6%)
2,250,000	Hewlett-Packard Co.	05/27/11	2.250	2,283,012
11,500,000	Hewlett-Packard Co.	03/01/12	5.250	12,411,616
1,100,000	Intuit, Inc.	03/15/12	5.400	1,111,151
9,000,000	Oracle Corp.	07/08/14	3.750	9,281,754
8,000,000	Pitney Bowes, Inc.	06/15/13	3.875	8,143,064
				33,230,597
	INSURANCE (1.4%)
6,000,000	Berkshire Hathaway Finance Corp.	08/15/13	5.000	6,338,418
6,000,000	MetLife, Inc.	12/01/11	6.125	6,299,934
				12,638,352
	MATERIALS (2.4%)
7,000,000	E.I. Du Pont de Nemours & Co.	07/15/13	5.000	7,530,649
1,350,000	Monsanto Co.	08/15/12	7.375	1,541,489
5,550,000	Praxair, Inc.2	05/26/10	0.751	5,558,403
7,000,000	Praxair, Inc.	04/01/12	6.375	7,698,537
				22,329,078
	MEDIA (3.1%)
14,000,000	Comcast Corp.	03/15/11	5.500	14,720,398
6,305,000	Time Warner Cable, Inc.	07/02/12	5.400	6,732,687
7,000,000	Walt Disney Co.	12/15/13	4.500	7,423,066
				28,876,151
	OIL & GAS (7.0%)
7,000,000	Chevron Corp.	03/03/14	3.950	7,294,518
7,000,000	ConocoPhillips	02/01/14	4.750	7,447,300
7,000,000	EnCana Corp.	10/15/13	4.750	7,263,760
7,500,000	Halliburton Co.	10/15/10	5.500	7,834,867
7,223,000	Marathon Oil Corp.	02/15/14	6.500	7,963,979
2,000,000	ONEOK Partners LP	06/15/10	8.875	2,107,328
10,000,000	ONEOK Partners LP	04/01/12	5.900	10,512,720
7,000,000	Transocean, Inc.	03/15/13	5.250	7,387,814
7,000,000	Weatherford International Ltd.	03/15/13	5.150	7,194,698
				65,006,984
	PHARMACEUTICALS (6.0%)
15,773,000	Abbott Laboratories	11/30/12	5.150	17,264,369
7,000,000	Eli Lilly & Co.	03/06/12	3.550	7,268,968
10,000,000	GlaxoSmithKline Capital, Inc.	05/15/13	4.850	10,611,900
4,000,000	GlaxoSmithKline Capital, Inc.	04/15/14	4.375	4,158,920

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PHARMACEUTICALS (continued)
$ 8,000,000	Pfizer, Inc.	03/15/12	4.450%	$ 8,469,552
7,020,000	Schering-Plough Corp.	12/01/13	5.550	7,618,925
				55,392,634
	RETAIL (5.5%)
3,955,000	Costco Wholesale Corp.	03/15/12	5.300	4,243,869
12,500,000	CVS Caremark Corp.	08/15/11	5.750	13,272,988
6,000,000	Lowe's Cos, Inc.	06/01/10	8.250	6,350,478
5,000,000	McDonald's Corp.	03/01/13	4.300	5,214,105
6,500,000	Target Corp.	01/15/11	6.350	6,927,661
7,000,000	Walgreen Co.	08/01/13	4.875	7,433,090
7,000,000	Wal-Mart Stores, Inc.	05/01/13	4.550	7,376,628
				50,818,819
	TELECOMMUNICATIONS (7.3%)
635,000	AT&T, Inc.	09/15/09	4.125	637,063
6,800,000	AT&T, Inc.	03/15/11	6.250	7,235,737
8,000,000	British Telecommunications, Plc.	12/15/10	9.125	8,600,336
7,325,000	Cisco Systems, Inc.	02/22/11	5.250	7,753,161
4,500,000	Deutsche Telekom International Finance BV	06/15/10	8.500	4,740,093
2,500,000	Deutsche Telekom International Finance BV	07/22/13	5.250	2,636,050
14,000,000	France Telecom S.A.	07/08/14	4.375	14,608,062
14,000,000	Verizon Pennsylvania, Inc.	11/15/11	5.650	14,912,520
6,070,000	Vodafone Group, Plc.	02/15/10	7.750	6,259,499
				67,382,521
	TRANSPORTATION (2.4%)
5,000,000	Burlington Northern Santa Fe Corp.	07/15/11	6.750	5,409,325
5,000,000	Burlington Northern Santa Fe Corp.	07/01/13	4.300	5,072,255
5,000,000	Canadian National Railway Co.	03/15/13	4.400	5,180,650
1,350,000	Union Pacific Corp.	01/15/11	6.650	1,415,633
2,270,000	Union Pacific Corp.	01/15/12	6.125	2,444,288
3,095,000	Union Pacific Corp.	04/15/12	6.500	3,315,640
				22,837,791
	UTILITIES (6.8%)
5,000,000	Alabama Power Co.	12/01/10	4.700	5,186,565
3,965,000	Dominion Resources, Inc.	12/15/10	4.750	4,084,672
5,000,000	Duke Energy Carolinas LLC	04/01/10	4.500	5,104,725
2,000,000	Duke Energy Carolinas LLC	11/15/13	5.750	2,176,478
11,320,000	FPL Group Capital, Inc.	09/01/11	5.625	12,110,736
5,000,000	MidAmerican Energy Co.	07/15/12	5.650	5,429,795
8,000,000	PG&E Corp.	04/01/14	5.750	8,727,520
5,000,000	Sempra Energy	02/01/13	6.000	5,197,300
8,650,000	Southern California Edison Co.	01/15/10	7.625	8,888,437
6,000,000	Virginia Electric & Power Co.	12/15/10	4.500	6,185,622
				63,091,850
	Total Corporate Bonds
	(Identified cost $695,454,804)			709,215,246

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.7%)
$ 175,000	Federal Home Loan Mortgage Corp.	05/15/28	5.500%	$ 179,865
180,000	Federal Home Loan Mortgage Corp.	01/15/29	5.500	185,188
105,000	Federal Home Loan Mortgage Corp.	10/15/34	5.500	109,248
82,439	Federal National Mortgage Assoc.	10/25/21	6.000	86,949
270,000	Federal National Mortgage Assoc.	03/25/31	5.500	280,620
434,030	Federal National Mortgage Assoc.2	07/01/36	5.764	455,832
816,759	Federal National Mortgage Assoc.2	09/01/36	5.808	858,495
1,096,942	Federal National Mortgage Assoc.2	01/01/37	5.477	1,152,192
59,225	Federal National Mortgage Assoc.	02/25/44	5.950	62,806
1,273,864	FHLMC Non Gold Guaranteed2	04/01/36	5.370	1,337,837
298,467	FHLMC Non Gold Guaranteed2	12/01/36	5.419	313,568
526,272	FHLMC Non Gold Guaranteed2	01/01/37	5.483	552,923
971,298	FHLMC Non Gold Guaranteed2	02/01/37	5.437	1,019,980
49,715	General National Mortgage Assoc.2	08/20/29	4.625	50,883
	Total U.S. Government Agency Obligations
	(Identified cost $6,359,951)			6,646,386

	CERTIFICATES OF DEPOSIT (3.4%)
9,500,000	Bank of America	02/08/10	1.220	9,531,227
7,500,000	Royal Bank of Scotland, Plc.	05/13/10	1.890	7,546,387
15,000,000	UBS AG	09/22/09	0.685	15,007,380
	Total Certificates of Deposit
	(Identified cost $32,015,901)			32,084,994

	COMMERCIAL PAPER (1.0%)
9,200,000	Societe Generale3	08/03/09	0.160	9,200,000
	Total Commercial Paper
	(Identified cost $9,200,000)			9,200,000

TOTAL INVESTMENTS (Identified cost $873,185,376)4			95.7%	$ 887,578,160
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			4.3	39,889,950
NET ASSETS			100.0%	$ 927,468,110

_____________

1
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at July 31, 2009 was $8,017,822 or 0.9% of net assets.

2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2009 coupon or interest rate.
3	Coupon represents a yield to maturity.
4
The aggregate cost for federal income tax purposes is $873,185,376, the aggregate gross unrealized appreciation is $15,613,792 and the aggregate gross unrealized depreciation is $1,221,008, resulting in net unrealized appreciation of $14,392,784.

FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair
Value Measurements ("FAS 157"), effective November 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

  —Level 1 – quoted prices in active markets for identical investments.

—Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments, at value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of 07/31/2009
Asset Backed Securities	-	$ 129,882,681	$ 548,853	$ 130,431,534
Corporate Bonds	-	709,215,246	-	709,215,246
U.S. Government Agency Obligations	-	6,646,386	-	6,646,386
Certificates of Deposit	-	32,084,994	-	32,084,994
Commercial Paper	-	9,200,000	-	9,200,000
Total	-	$887,029,307	$ 548,853	$887,578,160

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 10/31/08	Accrued Discounts/ (Premiums)	Realized Gain/ (loss)	Change in Unrealized Appreciation/ (Depreciation)	Net Purchases (Sales)	Net Transfer in and/ or Out of Level 3	Balance as of 07/31/2009
Asset Backed Securities	$3,629,715	$ 1,690	$ (106,791)	$ (152,105)	$ (2,823,656)	-	$ 548,853
Total	$3,629,715	$ 1,690	$ (106,791)	$ (152,105)	$ (2,823,656)	-	$ 548,853

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc. Date of first use: 9/09

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this
      Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the
      Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)
    under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of:
    BBH Core Select, BBH International Equity Fund and BBH Broad
    Market Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and    I are responsible for
    establishing and maintaining disclosure controls and procedures
    (as defined in Rule 30a-3(c) under the Investment Company Act of
    1940) and internal control over financial reporting (as defined in
    Rule 30a-3(d) under the Investment Company Act of 1940) for the
    Registrant and have:

    a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

    b.) designed such internal control over financial reporting, or caused such  internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our
        conclusions about the effectiveness of the disclosure
        controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

   a.  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record,  process, summarize, and report financial information; and

   b.  any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 09/28/09

                                     /s/ John A. Gehret
                               =======================
                                           John A. Gehret
                         President - Principal Executive Officer

EXHIBIT 3(b) (2)
SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust on behalf of:
    BBH Core Select, BBH International Equity Fund and BBH Broad
    Market Fund ("Registrant");

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures
     (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) and internal control over financial reporting (as defined in
      Rule 30a-3(d)under the Investment Company Act of 1940) for the
      Registrant and have:

   a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

   b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our
         conclusions about the effectiveness of the disclosure
         controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

   d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

   a.  all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

   b.  any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 09/28/09

                                   /s/ Charles H. Schreiber
                                ==========================
                                        Charles H. Schreiber
                             Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                         BBH TRUST
                                                                        ---------------------------

By (Signature and Title)*                            /s/ John A. Gehret
                                                                        ---------------------------
                                                                             John A. Gehret
                                                        President - Principal Executive Officer

Date: 09/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                          /s/ John A. Gehret
                                                                       ------------------------------
                                                                            John A. Gehret
                                                         President - Principal Executive Officer

Date: 09/28/09

By (Signature and Title)*                           /s/ Charles H. Schreiber
                                                                      --------------------------------
                                                                            Charles H. Schreiber
                                                            Treasurer - Principal Financial Officer

Date: 09/28/09

* Print name and title of each signing
officer under his or her signature.